Leases - Lease Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 55,897	£ 63,685
Additions	17,375	3,684
Disposals	(24)	(1,079)
Modifications	8,188	1,425
Interest	1,676	1,128
Payments	(13,488)	(13,805)	£ (11,828)
Effect of foreign exchange revaluation and translations	(610)	859
Lease liabilities ending balance	69,014	55,897	63,685
Leasehold Buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	55,816	63,510
Additions	17,375	3,640
Disposals	(24)	(1,021)
Modifications	8,188	1,428
Interest	1,675	1,126	1,176
Payments	(13,435)	(13,722)
Effect of foreign exchange revaluation and translations	(611)	855
Lease liabilities ending balance	68,984	55,816	63,510
Vehicles
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	81	175
Additions	0	44
Disposals	0	(58)
Modifications	0	(3)
Interest	1	2	2
Payments	(53)	(83)
Effect of foreign exchange revaluation and translations	1	4
Lease liabilities ending balance	£ 30	£ 81	£ 175